Operating Segments Information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Operating Segments Information	Operating Segments Information
(a)Operating segments, segment revenue, operating results
The Company’s chief operating decision-maker is the Company’s Chief Executive Officer who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for operations, operating results, and planning for levels or components below the consolidated unit level. Accordingly, the Company has determined that the Company has a single reportable segment and operating segment structure.
(b)Revenue based on customers headquarters, non current assets by geography and major customers’ representing at least 10% of revenue based on customer’s headquarters were as follows:

	For the year ended December 31,
Revenue by Geography	2022	2021	2020
(in millions)
United States	$4,898	$3,975	$3,368
Europe, the Middle East, and Africa	1,182	805	451
Other	2,028	1,805	1,032
	$8,108	$6,585	$4,851

Non-current Assets by Geography	2022	2021
(in millions)
United States	$5,149	$5,433
Germany	2,462	1,989
Singapore	3,508	1,547
Other	532	412
Total	$11,651	$9,381
Non-current assets include property, plant, equipment, right-of-use assets, intangible assets, investments in joint venture and associates, restricted cash (non-current) and receivables, prepayments and other assets (non-current).

	For the year ended December 31,
Revenue by Major Customer	2022		2021		2020
(in millions)	Amount	%	Amount	%	Amount	%
Customer A	$746	9	$811	12	$1,001	21
Customer B	$1,329	16	$995	15	$537	11